SUPPLEMENT DATED JULY 1, 2022
  TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES, EACH DATED MAY 2, 2022
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            AMERICAN GENERAL LIFE INSURANCE COMPANY

                   Variable Separate Account
                Polaris Advisory Variable Annuity
              Polaris Platinum III Variable Annuity
           Polaris Preferred Solution Variable Annuity

                Variable Annuity Account Seven
           Polaris Platinum O-Series Variable Annuity

  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                 FS Variable Separate Account
             Polaris Platinum III Variable Annuity
           Polaris Platinum O-Series Variable Annuity
            Polaris Preferred Solution Variable Annuity


           THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  VALIC Separate Account A
            Polaris Platinum Elite Variable Annuity

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This supplement updates certain information in Appendix A - Underlying
Funds Available Under the Contract in the most recent prospectuses, initial summary prospectuses and updating prospectuses (together, the "Prospectuses"). You should read this supplement in conjunction with your Prospectuses and retain for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

Effective on or about July 1, 2022, the SA Franklin U.S. Equity Smart Beta Portfolio will be renamed SA Franklin Systematic U.S. Large Cap Core Portfolio (the "Fund"). Accordingly, all references to "SA Franklin U.S. Equity Smart Beta" in the Prospectuses will be replaced with "SA Franklin Systematic U.S. Large Cap Core Portfolio."

You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.




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